Vanguard Developed Markets ex-US Growth Index ETF Expense Example - Vanguard Developed Markets ex-US Growth Index ETF - ETF Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	$ 26